Average Annual Total Returns (Vanguard Intermediate-Term Bond Index Fund Retail)	Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Barclays U.S. 5-10 Year Gov Credit Bond Index Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Barclays U.S. 5-10 Year Gov Credit Bond Index Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.85%	6.96%	5.43%	3.98%	6.91%	6.91%	6.91%	6.91%	6.91%	6.91%
Five Years	5.92%	6.03%	4.39%	4.12%	6.07%	6.07%	6.08%	6.08%	6.08%	6.08%
Ten Years	5.45%	5.54%	3.81%	3.66%	5.50%	5.50%	none	none	5.50%	5.50%